Summary of Significant Accounting Policies - Schedule of LakeShore Group’s Key Vendors Accounting for Accounts Payable (Details) - Vendors concentration risk [Member] - Accounts Payable [Member]	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Vendor B [Member]
Schedule of LakeShore Group’s Key Vendors Accounting for Accounts Payable [Line Items]
Accounts payable	¥ 1,631,850		$ 227,334
Concentration risk	3.30%
Vendor A [Member]
Schedule of LakeShore Group’s Key Vendors Accounting for Accounts Payable [Line Items]
Accounts payable	¥ 973,250		135,584
Concentration risk	2.00%
Vendor D [Member]
Schedule of LakeShore Group’s Key Vendors Accounting for Accounts Payable [Line Items]
Accounts payable	¥ 624,500	¥ 3,408,375	87,000	$ 480,391
Concentration risk	1.30%	5.00%
Vendors [Member]
Schedule of LakeShore Group’s Key Vendors Accounting for Accounts Payable [Line Items]
Accounts payable	¥ 3,229,600	¥ 3,408,375	$ 449,918	$ 480,391
Concentration risk	6.60%	5.00%